Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Gross revenue	$ 2,402,321	$ 2,364,956	$ 2,161,618
Reimbursable expenses	(643,882)	(698,469)	(586,640)
Net revenue	1,758,439	1,666,487	1,574,978
Costs and expenses:
Direct costs	1,027,310	961,333	908,979
Selling, general and administrative	323,741	325,726	326,786
Depreciation and amortization	61,297	59,575	57,677
Restructuring and other items, net (Note 14)	7,753	8,159	0
Total costs and expenses	1,420,101	1,354,793	1,293,442
Income from operations	338,338	311,694	281,536
Interest income	2,346	1,484	1,306
Interest expense	(12,627)	(13,006)	(3,992)
Income before provision for income taxes	328,057	300,172	278,850
Provision for income taxes (Note 13)	(46,569)	(37,993)	(39,311)
Net income	$ 281,488	$ 262,179	$ 239,539
Net income per ordinary share:
Basic (dollars per share)	$ 5.20	$ 4.75	$ 4.08
Diluted (dollars per share)	$ 5.13	$ 4.65	$ 3.97
Weighted average number of ordinary shares outstanding:
Basic (in shares)	54,129,439	55,248,900	58,746,935
Diluted (in shares)	54,849,046	56,407,136	60,290,033